Mezzanine equity	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Mezzanine equity	Mezzanine equity
The activities of the Redeemable Convertible Preferred Shares for the years ended December 31, 2021, 2022, and 2023 consist of the following. All Preferred Shares were converted into ordinary shares as noted in the Recapitalization Note 1(b) and have been adjusted below to reflect the effect of Recapitalization:

	Series Angel Preferred Shares		Series A Preferred Shares			Series A+ Preferred Shares		Series A++ Preferred Shares		Series B Preferred Shares
	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Shares	Carrying amount	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Total
		RMB		RMB	RMB		RMB		RMB		RMB	RMB	RMB
Balance as of January 01, 2021	—	—	26,841,535	1,264,579	(1,032,104)	—	—	—	—	—	—	—	232,475
Issuance of preferred shares	6,016,207	273,519	—	—	—	29,361,157	1,331,641	8,546,916	452,241	17,615,165	1,104,188	(159,215)	3,002,374
Issuance cost	—	—	—	—	—	—	(10,000)	—	—	—	—	—	(10,000)
Re-designation of ordinary shares into Series A Preferred Shares	—	—	2,343,309	97,660	—	—	—	—	—	—	—	—	97,660
Subscription contributions from shareholders	—	—	—	—	1,032,104	—	—	—	—	—	—	—	1,032,104
Accretion of Redeemable Convertible Preferred Shares	—	13,655	—	99,161	—	—	79,336	—	23,005	—	28,407	—	243,564
Foreign currency translation adjustment	—	(3,589)	—	(32,087)	—	—	(14,306)	—	167	—	(15,278)	(177)	(65,270)
Balance as of December 31, 2021	6,016,207	283,585	29,184,844	1,429,313	—	29,361,157	1,386,671	8,546,916	475,413	17,615,165	1,117,317	(159,392)	4,532,907
Subscription contributions from shareholders	—	—	—	—	—	—	—	—	—	—	—	159,485	159,485
Accretion of Redeemable Convertible Preferred Shares	—	21,916	—	100,884	—	—	106,959	—	36,732	—	88,387	—	354,878
Foreign currency translation adjustment	—	26,949	—	135,409	—	—	131,767	—	45,179	—	106,268	(93)	445,479
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	(6,016,207)	(332,450)	(29,184,844)	(1,665,606)	—	(29,361,157)	(1,625,397)	(8,546,916)	(557,324)	(17,615,165)	(1,311,972)	—	(5,492,749)
Balance as of December 31, 2022 and 2023	—	—	—	—	—	—	—	—	—	—	—	—	—
Series A Preferred Shares
On January 16, 2020, the Company issued 26,841,535 Series A redeemable convertible preferred shares (“Series A Preferred Shares”) at US$6.71 per share to two investors with a total consideration of US$180,000 (equivalent to RMB1,238,526). The issuance costs were RMB8,500. Since one of the investors is a PRC domestic institution that has not completed the foreign exchange registration procedures of overseas direct investments (“ODI”) and obtained the government approval on such investment, the Company agreed to issue 22,367,946 Series A redeemable convertible preferred shares to a foreign affiliate of the investor at par value and concurrently the investor made deposits of RMB1,032,104 (equivalent to US$150,000) to Hubei ECARX for 22,367,946 Series A Preferred Shares subscribed. Once the investor obtains the ODI approval, the deposits should be refunded by Hubei ECARX to the investor and the subscription amount for 22,367,946 Series A Preferred Shares should be paid by the investor to the Company after the investor received the refunded deposits.
In January, 2020, US$30,000 (equivalent to RMB206,422) of the consideration were received by the Company and RMB1,032,104 of refundable deposits for 22,367,946 Series A Preferred Shares were received by Hubei ECARX.
In June 2021, the investor completed the ODI procedures. The refundable deposits were returned by Hubei ECARX and concurrently subscription receivables of the Company were settled in full by the investor.
On February 26, 2021, the Company entered into an agreement with one of its ordinary shareholders, who is also a member of management, pursuant to which the Company shall redesignate 2,343,309 ordinary shares held by the ordinary shareholder to Series A Preferred Shares. On March 10, 2021, the ordinary shares were redesignated as Series A Preferred Shares, and the ordinary shareholder became a Series A Preferred Shareholder. The Company considered the redesignation, in substance, was effectively a repurchase and retirement of the ordinary shares and simultaneously an issuance of Series A Preferred Shares. The excess of the ordinary shares’ fair value over their par value in the amount of RMB81,208 was credited to additional paid-in capital. The excess of the preferred shares’ fair value over the ordinary shares’ fair value in the amount of RMB16,452 was recognized as share-based compensation.
Series Angel Preferred Shares
On March 5, 2021, the Company, Hubei ECARX and the government fund agreed that the warrants disclosed in Note 13, could be exercised to purchase 6,016,207 Series Angel Redeemable Convertible Preferred Shares (“Series Angel Preferred Shares”), representing 2% of total outstanding shares of the Company on a fully diluted basis, at US$2.11 (equivalent to RMB13.62) per share, for a cash consideration of RMB81,950. On May 17, 2021, the government fund exercised the warrants to purchase 6,016,207 Series Angel Preferred Shares.
The Company involved an independent valuation firm to estimate the fair value of Series Angel Preferred Shares on the issuance date, which was also the warrant exercise date. Considering the equity transactions close to that date, the Company estimated the fair value of Series Angel Preferred Shares as RMB273,519, based on the estimation of the Company’s equity value using the backsolve method, a market approach. The fair value of Series Angel Preferred Shares equaled to the total of the fair value of warrant liabilities of RMB191,569 as of the date, and the cash consideration of RMB81,950 that government fund agreed to pay. On June 29,2021, the government fund paid the consideration of RMB81,950 to the Company.
Series A+ Preferred Shares
Between February and March 2021, the Company entered into share purchase agreements with certain investors, to issue 29,361,157 shares of Series A+ Redeemable Convertible Preferred Shares (“Series A+ Preferred Shares”) at the issuance price of US $7.04 per share, for a total consideration of US$206,741 (equivalent to RMB1,331,641). The issuance costs were RMB10,000.
Series A++ Preferred Shares
Between March and July 2021, the Company, Hubei ECARX entered into share purchase agreements with four investors, to issue 8,546,916 shares of Series A++ Redeemable Convertible Preferred Shares (“Series A++ Preferred Shares”) at the issuance price of US$8.31 per share, for a total consideration of US$71,000.
The four investors are PRC domestic institution, which shall complete their ODI procedures before the issuance of the Series A++ Preferred Shares to them. The investors made deposits of RMB461,849 (equivalent to US$71,000) in total to Hubei ECARX for the 8,546,916 Series A++ Preferred Shares subscribed. Once the investor obtained the ODI approval, the deposits should be refunded by Hubei ECARX to the investors and the subscription amount for the 8,546,916 Series A++ Preferred Shares should be paid by the investors to the Company within five (5) business days after it received the deposits.
In December 2021, the four investors completed the ODI procedures, and as a result, the refundable deposits of RMB461,849 were returned by Hubei ECARX to the four investors. Concurrently, the 8,546,916 shares of Series A++ Preferred Shares were issued by the Company to the investors, with the subscription amount of US$71,000 (equivalent to RMB452,241) settled in full.
Series B Preferred Shares
As disclosed in Note 8, in July 2021, the Group issued 9,882,082 Series B Redeemable Convertible Preferred Shares (“Series B Preferred Shares”) at the issuance price of US$9.70 per share, or US$95,800 in total (equivalent to RMB620,703), plus cash in the amount of US$10,649, in exchange for an equity method investment.
Between September and December 2021, the Company entered into share purchase agreements with two investors to issue 7,733,083 shares of Series B Preferred Shares at the issuance price of US$9.70 per share, for a total consideration of US$75,000.
In December 2021, the consideration of US$50,000 (equivalent to RMB324,270) was received by the Company. As of December 31, 2021, the subscription receivable of US$25,000 (equivalent to RMB159,392) was recorded as a reduction of mezzanine equity on the consolidated balance sheets. On January 4, 2022, the subscription receivable was settled in full.
The rights, preferences and privileges of all tranches of preferred shares are as follows:
Redemption Rights
The investors of Preferred Shares have the right to require the Company to redeem their investments, at any time upon the earlier occurrence of:
•the failure by the Company to complete a qualified IPO on or before January 16, 2027;
•any material breach as defined in the Preferred Shares agreement by the Company, which has not been cured within thirty (30) days after being requested by relevant Preferred Shares holder;
•any material illegal act by the Group or by any direct or indirect owners of the ordinary shares of any of their respective representations which has not been cured within thirty (30) days after being requested by relevant Preferred Shares holder;
•the Group fails to retain or renew any indispensable approval or license in connection with the principal business or the revocation of any aforesaid approval or license by any governmental authority, or any principal business is prohibited or imposed of material restrictions by applicable jurisdiction laws.
•upon the Company’s failure to nominate and appoint a successor of Mr. Ziyu Shen recognized as proper and competent by at least two thirds (2/3) of the investor directors, within thirty (30) days after the resignation of Mr. Ziyu Shen from the Group Companies, or the dismissal of Mr. Ziyu Shen by the Group Companies due to any material breach of the transaction documents (as confirmed by the judgment of a competent court or the decision of a competent arbitration institution) or any other conducts that are detrimental to the benefits and interests of the Company.
The redemption price for each Preferred Share shall be one hundred percent (100%) of the issuance price plus interest on issuance price at a simple rate of eight percent (8%) per annum from the issuance date to the redemption payment date plus any declared but unpaid distributions.
Conversion Rights
Each Preferred Share may, at the option of the holders, be converted at any time after the original issuance date into fully-paid and non-assessable ordinary shares at an initial conversion ratio of 1:1 subject to adjustment for share division, share combination, share dividend, reorganization, mergers, consolidations, reclassifications, exchanges, substitutions, recapitalization or similar events. Each Preferred Share shall automatically be converted into ordinary shares, at the applicable then-effective conversion price upon the closing of a qualified IPO.
Voting Rights
Each Preferred Share has voting rights equivalent to the number of ordinary shares into which such Preferred Shares could be then convertible.
Dividend Rights
All the Preference Shareholders are entitled to receive the dividends on pro-rata basis according to the relative number of shares held by them on an as-converted basis. The dividends shall not be cumulative and shall be paid when, as and if declared by the Board of Directors.
Liquidation Preferences
In the event of any liquidation, 1) holders of the Preferred Shares shall be entitled to receive, prior and in preference to any distribution or payment shall be made to the holders of any ordinary shares, the liquidation preference amount per share is equal to one hundred percent (100%) of the original issuance price on each Preferred Share, plus any declared but unpaid dividends (the “Preferred Preference Amount”); provided that, if the Company’s assets and funds are insufficient for the full payment of the Preferred Preference Amount to all the holders of the Preferred Shares, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Preferred Shares in proportion to the aggregate Preferred Preference Amount each such holder of the Preferred Shares is otherwise entitled to receive; 2) after the full Preferred Preference Amount has been paid, the holders of the ordinary shares shall be entitled to receive, on a pro-rata and pari passu basis, for each outstanding ordinary share held, an amount equal to one hundred percent (100%) of the ordinary purchase price (the “Ordinary Preference Amount”); and 3) after the full Preferred Preference Amount and Ordinary Preference Amount have been paid, the remaining assets and funds of the Company legally available for distribution to the shareholders shall be distributed ratably among all shareholders (including preferred shareholders) in proportion to the relative number of ordinary shares held by such shareholders on an as converted basis.
Liquidation preference from the highest to the lowest is as follows in sequence: Series B Preferred Shares, Series A++ Preferred Shares, Series A+ Preferred Shares, Series A Preferred Shares, Series Angel Preferred Shares and ordinary shares.
Accounting of Redeemable Convertible Preferred Shares
The Company has classified the Preferred Shares as mezzanine equity in the consolidated balance sheets as they were contingently redeemable upon the occurrence of certain events outside of the Company’s control.
The Company concluded that the embedded conversion and redemption option of the Preferred Shares did not need to be bifurcated as a derivative as they lacked essential characteristics of being a derivative.
Prior to the early adoption of ASU 2020-06, the Company determined that there was no beneficial conversion feature attributable to the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm.
The Preferred Shares were recorded initially at fair value, net of issuance cost. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Preferred Shares to their maximum redemption amount at the end of each reporting period, as if it were also the redemption date for the Preferred Shares.